Segmental Information - Summary of Information by Reportable Segment - Reconciliation of Capital Expenditure (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	$ 243	$ 336	$ 238
Contract acquisition costs	(58)	(57)
Landlord contributions to property, plant and equipment	8	14
Timing differences and other adjustments	1	(13)
Additions per the Financial Statements	194	280
Property, plant and equipment	47	44
Intangible assets	112	172
Investment in associates and joint ventures	3	47
Other financial assets	32	17
Additions per the Financial Statements	194	280
Americas [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	74	120	67
Contract acquisition costs	(32)	(36)
Landlord contributions to property, plant and equipment	0
Timing differences and other adjustments	1	(12)
Additions per the Financial Statements	43	72
Property, plant and equipment	13	10
Intangible assets	0	3
Investment in associates and joint ventures	3	47
Other financial assets	27	12
Additions per the Financial Statements	43	72
EMEAA [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	33	26	22
Contract acquisition costs	(26)	(21)
Landlord contributions to property, plant and equipment	0
Timing differences and other adjustments	0
Additions per the Financial Statements	7	5
Property, plant and equipment	2
Intangible assets	0
Investment in associates and joint ventures	0
Other financial assets	5	5
Additions per the Financial Statements	7	5
Greater China [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	2	2	1
Contract acquisition costs	0
Landlord contributions to property, plant and equipment	0
Timing differences and other adjustments	0
Additions per the Financial Statements	2	2
Property, plant and equipment	2	2
Intangible assets	0
Investment in associates and joint ventures	0
Other financial assets	0
Additions per the Financial Statements	2	2
Central [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	134	188	$ 148
Contract acquisition costs	0
Landlord contributions to property, plant and equipment	8	14
Timing differences and other adjustments	0	(1)
Additions per the Financial Statements	142	201
Property, plant and equipment	30	32
Intangible assets	112	169
Investment in associates and joint ventures	0
Other financial assets	0
Additions per the Financial Statements	$ 142	$ 201